Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000098083_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Floating Rate High Income Fund
C000098083_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000098083_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,459
C000098083_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,022
C000098083_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,663
C000098083_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,201
C000098083_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,246
C000098083_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,402
C000098083_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,176
C000098083_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,915
C000098083_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,354
C000098083_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,545
C000098083_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® LSTA® US Performing Loans
C000098083_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098083_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,570
C000098083_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,144
C000098083_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,754
C000098083_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,107
C000098083_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000098083_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,353
C000098083_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,005
C000098083_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,746
C000098083_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,202
C000098083_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,342
C000098083_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000098083_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098083_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,611
C000098083_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,713
C000098083_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,606
C000098083_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000098083_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,454
C000098083_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,479
C000098083_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,617
C000098083_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,788
C000098083_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,090
C000098083_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 12,502